Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Value Fund

April 30, 2020

ZMV-QTLY-0620
1.9881564.103

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A	3,248	$227,490
CONSUMER DISCRETIONARY - 7.9%
Distributors - 1.0%
LKQ Corp. (a)	9,699	253,629
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	13,507	127,911
Hotels, Restaurants & Leisure - 0.1%
Eldorado Resorts, Inc. (a)	1,111	23,820
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	2,507	219,914
Tempur Sealy International, Inc. (a)	1,907	102,501
		322,415
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	7,743	308,404
Leisure Products - 0.5%
Mattel, Inc. (a)	15,189	132,448
Specialty Retail - 1.1%
Lowe's Companies, Inc.	2,522	264,180
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd. (a)	10,835	165,234
PVH Corp.	4,267	210,064
Tapestry, Inc.	11,340	168,739
		544,037

TOTAL CONSUMER DISCRETIONARY		1,976,844

CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 1.4%
U.S. Foods Holding Corp. (a)	16,595	356,793
Food Products - 3.1%
Conagra Brands, Inc.	12,338	412,583
Darling International, Inc. (a)	12,739	262,296
Post Holdings, Inc. (a)	1,060	97,361
		772,240
Household Products - 1.9%
Energizer Holdings, Inc.	5,371	209,254
Spectrum Brands Holdings, Inc.	5,809	250,136
		459,390
Tobacco - 1.5%
Altria Group, Inc.	9,707	381,000

TOTAL CONSUMER STAPLES		1,969,423

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Cheniere Energy, Inc. (a)	7,624	355,965
Hess Corp.	6,742	327,931
Noble Energy, Inc.	23,486	230,398
The Williams Companies, Inc.	10,341	200,305
Valero Energy Corp.	3,084	195,371
		1,309,970
FINANCIALS - 16.1%
Banks - 3.0%
First Citizens Bancshares, Inc.	494	188,708
M&T Bank Corp.	2,816	315,617
Wells Fargo & Co.	8,246	239,546
		743,871
Capital Markets - 7.1%
Ameriprise Financial, Inc.	3,293	378,497
Apollo Global Management LLC Class A	9,900	400,851
Lazard Ltd. Class A	7,877	216,618
LPL Financial	5,739	345,603
Raymond James Financial, Inc.	6,797	448,058
		1,789,627
Consumer Finance - 4.2%
Capital One Financial Corp.	5,532	358,252
Discover Financial Services	5,366	230,577
OneMain Holdings, Inc.	6,755	163,539
SLM Corp.	35,148	293,134
		1,045,502
Insurance - 1.8%
First American Financial Corp.	1,951	89,980
The Travelers Companies, Inc.	3,707	375,185
		465,165

TOTAL FINANCIALS		4,044,165

HEALTH CARE - 9.0%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	4,010	430,955
Health Care Providers & Services - 6.5%
Centene Corp. (a)	6,522	434,235
Cigna Corp.	3,353	656,450
Humana, Inc.	1,393	531,875
		1,622,560
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (a)	1,851	204,073

TOTAL HEALTH CARE		2,257,588

INDUSTRIALS - 11.9%
Commercial Services & Supplies - 0.8%
The Brink's Co.	3,779	193,182
Construction & Engineering - 2.2%
AECOM (a)	8,734	316,695
Williams Scotsman Corp. (a)	20,292	236,402
		553,097
Machinery - 1.5%
Allison Transmission Holdings, Inc.	7,173	260,667
Stanley Black & Decker, Inc.	1,008	111,082
		371,749
Road & Rail - 2.2%
Knight-Swift Transportation Holdings, Inc. Class A	8,230	305,991
Ryder System, Inc.	7,406	262,172
		568,163
Trading Companies & Distributors - 5.2%
AerCap Holdings NV (a)	6,933	194,956
Ashtead Group PLC	6,935	189,978
Beacon Roofing Supply, Inc. (a)	9,488	208,736
Fortress Transportation & Infrastructure Investors LLC	17,886	210,339
HD Supply Holdings, Inc. (a)	8,324	247,056
Univar, Inc. (a)	16,957	246,216
		1,297,281

TOTAL INDUSTRIALS		2,983,472

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.9%
CommScope Holding Co., Inc. (a)	20,751	228,469
Electronic Equipment & Components - 0.8%
Flextronics International Ltd. (a)	22,099	215,686
IT Services - 0.9%
DXC Technology Co.	12,161	220,479
Semiconductors & Semiconductor Equipment - 2.3%
Marvell Technology Group Ltd.	13,566	362,755
NXP Semiconductors NV	2,130	212,084
		574,839
Software - 1.3%
SS&C Technologies Holdings, Inc.	5,753	317,335

TOTAL INFORMATION TECHNOLOGY		1,556,808

MATERIALS - 7.5%
Chemicals - 5.2%
Axalta Coating Systems Ltd. (a)	7,388	145,839
DuPont de Nemours, Inc.	7,541	354,578
Olin Corp.	28,752	383,839
The Chemours Co. LLC	15,285	179,293
Tronox Holdings PLC	35,920	244,974
		1,308,523
Construction Materials - 0.8%
Summit Materials, Inc. (a)	12,355	186,684
Containers & Packaging - 1.5%
Crown Holdings, Inc. (a)	5,967	384,334

TOTAL MATERIALS		1,879,541

REAL ESTATE - 15.7%
Equity Real Estate Investment Trusts (REITs) - 13.9%
American Tower Corp.	2,550	606,900
CubeSmart	26,850	676,620
Digital Realty Trust, Inc.	3,954	591,083
Equinix, Inc.	1,252	845,350
Equity Lifestyle Properties, Inc.	8,631	520,536
VICI Properties, Inc.	14,525	253,026
		3,493,515
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	9,737	418,009
Cushman & Wakefield PLC (a)	2,124	25,849
		443,858

TOTAL REAL ESTATE		3,937,373

UTILITIES - 10.6%
Electric Utilities - 4.9%
Edison International	10,808	634,538
Exelon Corp.	16,064	595,653
		1,230,191
Independent Power and Renewable Electricity Producers - 2.1%
Vistra Energy Corp.	27,778	542,782
Multi-Utilities - 3.6%
Sempra Energy	7,248	897,667

TOTAL UTILITIES		2,670,640

TOTAL COMMON STOCKS
(Cost $28,006,207)		24,813,314
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.53% 5/7/20 (b)
(Cost $9,997)	10,000	10,000
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.16% (c)
(Cost $219,964)	219,920	219,986
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $28,236,168)		25,043,300
NET OTHER ASSETS (LIABILITIES) - 0.2%(d)		39,266
NET ASSETS - 100%		$25,082,566

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	June 2020	$164,130	$13,308	$13,308

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,000.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $9,201 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$805
Total	$805

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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